UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21771

              YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

              3575 Piedmont Rd, Suite 1550, Atlanta, GA 30305

(Address of principal executive offices)               (Zip code)

              Emile R. Molineaux

              Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         404-446-2270

Date of fiscal year end:  10/30

Date of reporting period:01/31/06

Item 1.  Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Principal	Value
3.46%	Preferred Stock

1.92%	Banks
	Abbey National PLC, Series B
	7.375%, Callable @ $25.92	611	$ 15,935
	Bac Capital Trust I
	Callable @ $25.00, 12/15/2031	2,302	58,770
	Bank One Capital VI
	7.20%	2,862	72,523
	Comerica Capital Trust I
	7.60%, Callable @ $25.00	1,351	34,288
	Compass Capital III
	7.35%	1,568	40,219
	Fleet Capital Trust VII
	7.20%, Callable @ $25.00, 12/15/31	3,039	77,191
	Fleet Capital Trust VIII
	7.20%, Callable @ $25.00, 3/15/32	1,339	34,211
	SunTrust Capital IV
	7.125%, Callable at $25.00	638	16,282
	SunTrust Capital V
	7.05%, 12/15/2031	1,315	33,440
	USB Capital IV
	7.35%, Callable @ $25.00	1,962	49,541
	USB Capital V
	7.25%, Callable @ $25.00	595	15,190
	Wells Fargo Capital IV
	7.00%, Callable @ $25.00, 8/29/2006	1,165	29,684
			477,275
1.10%	Diversified Financial Services
	Citigroup Capital VII
	7.125%, Callable @ $25.00	2,098	53,604
	Citigroup Capital VIII
	6.95%, Callable @ $25.00, 9/17/06	1,168	29,644
	JP Morgan Chase Capital X
	7.00%	3,200	81,952
	Merrill Lynch Preferred Capital Trust III
	7.00%	1,559	40,035
	Merrill Lynch Preferred Capital Trust IV
	7.12%, Callable @ $25.00	1,320	34,069
	Morgan Stanley Capital Trust II
	Variable, 1/31/31	1,360	34,272
			273,576
0.16%	Electric
	Georgia Power Capital Trust V
	7.125%	1,609	41,030
0.02%	Insurance
	Partner Re Capital Trust I
	7.90%	230	5,870
0.26%	Telecommunications
	US Cellular Corp.
	8.75%, Callable @ $25.00	2,526	64,792
	Total Preferred Stock
	(Cost $863,330)		862,542

35.37%	Taxable Domestic Bonds

3.00%	Auto Manufacturers
	Ford Motor Co.
	6.50%, 8/1/2018	529,000	365,010
	General Motors Corp.
	6.75%, 5/1/2028	542,000	382,110
			747,120
6.44%	Diversified Financial Services
	Credit Suisse USA, Inc.
	6.50%, 1/15/2012	80,000	85,055
	General Electric Capital Corp.
	4.375%, 11/21/2011	80,000	77,194
	General Electric Capital Corp.
	5.45%, 1/15/2013	400,000	407,336
	General Motors Acceptance Corp.
	6.75%, 12/1/2014	697,000	661,650
	Goldman Sachs Group LP
	4.50%, 6/15/2010	80,000	78,047
	HSBC Finance Corp.
	5.875%, 2/1/2009	80,000	81,759
	International Lease Finance Corp.
	4.875%, 9/1/2010	200,000	196,954
	SLM Corp.
	5.15%, 9/15/2009	6,000	6,027
	SLM Corp.
	4.50%, 6/15/2012	10,000	9,702
			1,603,722
0.02%	Food
	Ralston Purina Co.
	7.75%, 10/1/2015	5,000	6,027

0.02%	Insurance
	John Hancock Life Insurance Co.
	4.25%, 1/15/2012	5,000	4,918

0.47%	Media
	AOL Time Warner, Inc.
	6.75%, 4/15/2011	100,000	104,982
	Times Mirror Co.
	7.25%, 3/1/2013	10,000	11,191
			116,173
0.33%	Mining
	Alcoa, Inc.
	6.00%, 1/15/2012	80,000	83,223
0.61%	Miscellaneous Manufacturing
	Eastman Kodak Co.
	3.625%, 5/15/2008	160,000	151,214

8.09%	Municipal (Taxable)
	City of Charlotte NC, Airport Revenue, Taxable Series C
	4.05%, 7/1/2009	150,000	145,439
	Middlesex County NJ, Improvement Authority, Taxable
	Due 10/1/2016	5,000	2,860
	New York N.Y. Municipal
	10/1/2012	5,000	3,540
	City of Orange Township NJ
	5.17%, 12/1/2011	35,000	35,120
	County of Passaic NJ, Taxable Series B
	6.35%, 9/1/2008	5,000	5,172
	City of Trenton NJ, Taxable Capital Appreciation, BDS
	Due 4/1/2014	5,000	3,252
	City of Alabaster AL
	5.45%, 4/1/2021	170,000	168,774
	City of Auburn ME
	5.125%, 8/1/2011	390,000	389,692
	Aurora Metropolitan Exposition Auditorium & Office Building Authority/IL
	3.00%, 7/1/2008	165,000	157,012
	County of Beaver PA
	5.00%, 12/15/2011	60,000	59,247
	Clayton County Development Authority
	8.00%, 8/1/2020	5,000	5,563
	Duquesne Pa
	5.00%, 12/15/2013	170,000	166,850
	County of Los Angeles CA
	Due 6/30/2008	135,000	119,692
	Richland-Lexington Airport District/SC
	6.59%, 1/1/2017	300,000	325,575
	Thousand Oaks Redevelopment Agency/CA
	5.00%, 12/1/2009	250,000	248,865
	Truckee Public Financing Authority/CA
	8.375%, 11/1/2019	15,000	17,350
	City of Washington PA
	5.40%, 9/1/2008	100,000	100,688
	Watsonville Redevelopment Agency/CA
	5.20%, 9/1/2012	60,000	59,998
			2,014,689
15.35%	Sovereign
	Freddie Mac
	4.875%, 2/25/2013	5,000	4,908
	Federal Farm Credit Bank
	3.50%, 4/15/2009	100,000	96,229
	Freddie Mac
	4.00%, 4/15/2012	5,000	4,755
	Federal Home Loan Bank System
	3.875%, 2/12/2010	150,000	144,993
	Federal Home Loan Bank System
	4.375%, 3/17/2010	150,000	147,762
	Tennessee Valley Authority Generic Strip
	Due 5/1/2015	5,000	3,162
	United States Treasury Inflation Indexed Bonds
	3.375%, 1/15/2007	1,729,063	1,754,189
	United States Treasury Note/Bond
	4.375%, 11/15/2008	255,000	254,323
	United States Treasury Note/Bond
	4.375%, 12/31/2007	825,000	822,873
	United States Treasury Note/Bond
	4.25%, 1/15/2011	595,000	589,562
			3,822,755

1.04%	Telecommunications
	AT&T, Inc.
	4.125%, 9/15/2009	180,000	173,502
	Verizon Global Funding Corp.
	7.25%, 12/1/2010	80,000	86,423
			259,925
	Total Taxable Domestic Bonds
	(Cost $8,761,781)		8,809,766

11.63%	Taxable Foreign Bonds
	Canadian Government Bond
	2.75%, 12/1/2007	355,000	304,388
	New S Wales Treasury Corp.
	8.00%, 3/1/2008	215,000	170,610
	TSY 5 2008
	5.00%, 3/7/2008	238,000	428,996
	Australian Government
	8.75%, 8/15/2008	210,000	171,767
	New Zealand Government
	6.00%, 11/15/2011	500,000	345,649
	French Treasury Note
	3.00%, 7/12/2008	351,000	425,991
	Bundesschatzanweisungen
	2.75%, 12/14/2007	351,000	424,745
	Japan 240
	0.3%, 1/15/2008	73,000,000	623,818
	Total Taxable Foreign Bonds
	(Cost $2,900,050)		2,895,963

3.59%	Municipal Bonds
	Bellwood IL
	4.45%, 12/1/2020	100,000	101,749
	Brazoria County Municipal Utility District No 26
	4.60%, 9/1/2028	100,000	98,614
	Brighton MI
	4.60%, 10/1/2015	10,000	10,388
	State of California
	4.625%, 3/1/2030	250,000	247,305
	Detroit MI
	3.50%, 7/1/2014	100,000	97,784
	Douglasville-Douglas County Water & Sewer Authority/GA
	5.625%, 6/1/2015	100,000	109,429
	Florida State Governmental Utility Authority/FL
	4.625%, 7/1/2035	105,000	103,583
	Howell Mountain Elementary School District
	Due 8/1/2028	190,000	65,945
	Howell Mountain Elementary School District
	Due 8/1/2029	150,000	49,329
	Kane & Du Page Counties Community Unit School District No 303/IL
	5.50%, 1/1/2013	10,000	11,063
	Total Municipal Bonds
	(Cost $887,508)		895,189

36.58%	Exchange Traded Funds
	Alliance World Dollar Government Fund II	18,663	237,393
	American Income Fund, Inc.	13,003	103,244
	American Select Portfolio	3,698	44,635
	BlackRock Insured Municipal Income Trust	6,839	96,703
	Corporate High Yield Fund, Inc.	41,584	323,524
	First Trust Aberdeen Global Opportunity Income Fund	14,126	256,952
	First Trust/Four Corners Senior Floating Rate Income Fund II	20,231	353,840
	First Trust/FIDAC Mortgage Income Fund	10,491	170,689
	Franklin Templeton Limited Duration Income Trust	31,316	405,855
	John Hancock Preferred Income Fund III	18,907	394,211
	High Income Opportunity Fund, Inc.	69,768	432,562
	Intermediate Municipal Fund, Inc.	12,881	112,580
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	5,113	65,702
	MFS Charter Income Trust	14,299	122,971
	MFS Intermediate Income Trust	81,993	511,636
	Managed High Income Portfolio, Inc.	8,371	50,226
	MuniYield California Fund, Inc.	6,745	90,586
	Nuveen Insured Premium Income Fund 2	3,142	41,129
	Nuveen Quality Preferred Income Fund	7,985	103,965
	Nuveen Floating Rate Income Fund	5,568	71,994
	Nuveen Preferred and Convertible Income Fund	33,787	426,730
	Nuveen Preferred and Convertible Income Fund 2	23,993	299,673
	Nuveen Premier Municipal Income Fund, Inc.	4,934	68,040
	Putnam Investment Grade Municipal Trust	4,211	40,510
	Putnam Managed Municipal Income Trust	13,230	95,918
	Putnam Premier Income Trust	83,443	518,181
	Putnam Master Intermediate Income Trust	84,222	517,965
	Putnam Municipal Opportunities Trust	8,179	96,103
	Salomon Brothers High Income Fund II, Inc.	25,606	259,901
	Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Inc.	46,144	498,355
	Salomon Brothers Variable Rate Strategic Fund, Inc.	30,666	519,482
	Van Kampen Bond Fund	6,436	110,249
	Van Kampen Income Trust	24,234	135,953
	Van Kampen Pennsylvania Value Municipal Income Trust	4,818	66,874
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	40,654	493,133
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund II	26,207	313,960
	Western Asset Income Fund	3,400	49,164
	iShares GS $ InvesTop Corporate Bond Fund	5,703	611,476
	Total Exchange Traded Funds
	(Cost $9,005,255)		9,112,062

11.54%	Short-Term Investments

8.30%	Money Market Fund
	BNY Hamilton Fund
	3.97%, 2/1/2006 (Cost $2,068,720)	2,068,720	2,068,720

3.24%	United States Treasury Bills
	United States Treasury Bill
	Due 4/27/2006	790,000	781,920
	United States Treasury Bill
	Due 6/8/2006	25,000	24,630
	Total United States Treasury Bills
	(Cost $806,550)		806,550

	Total Short-Term Investments
	(Cost $2,875,270)		2,875,270

102.17%	Total Investments
	(Cost $25,293,194)		$ 25,450,790

-2.17%	Liabilities in excess of other assets		(540,455)

100.00%	Total Net Assets		$ 24,910,335

At January 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 213,972
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(56,376)
Net unrealized appreciation			$ 157,596

YieldQuest Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
58.26%	Municipal Bonds
	Arkansas Development Finance Authority
	5.00%, 11/1/2014	220,000	$ 237,941
	City of Atlanta, GA Series A
	5.00%, 11/1/2029	35,000	37,063
	Bellwood, IL Series B
	4.45%, 12/1/2020	100,000	101,749
	Berryessa Union School District, CA
	4.75%, 8/1/2016	100,000	105,011
	Birmingham Jefferson Civic Center Authority, AL
	4.375%, 7/1/2017	100,000	99,862
	Brazoria County Municipal Utility District No 26
	4.60%, 9/1/2028	100,000	98,614
	Brownstown School Building Corp, IN
	5.00%, 7/10/2010	10,000	10,603
	Bryan, TX
	4.25%, 7/1/2018	90,000	90,503
	Central Utah Water Conservancy District, UT
	4.25%, 4/1/2008	50,000	51,013
	City of Cleveland Public Power Systems, OH
	4.60%, 11/15/2013	10,000	10,318
	Collierville, TN
	3.50%, 11/1/2008	5,000	5,019
	Cook County School District No 100-Berwyn South, IL
	8.10%, 12/1/2015	300,000	402,312
	City of Corpus Christi Utilities Systems, TX
	5.50%, 7/15/2009	50,000	53,323
	Dedham-Westwood Water District, MA
	2.00%, 10/15/2007	100,000	96,742
	Detroit, MI
	5.00%, 4/1/2012	50,000	53,550
	Douglas County Public Utility District No 1 Wells Hydroelectric, WA
	5.00%, 9/1/2012	10,000	10,753
	City of Dundee, FL
	6.25%, 10/1/2011	50,000	56,784
	Erie County, NY
	5.00%, 12/1/2015	100,000	108,818
	Franklin Township School District-Somerset County, NJ
	5.25%, 8/1/2012	180,000	181,885
	Garfield-Pitkin-Eagle School District No. 001 Roaring Fork, CO
	5.25%, 12/15/2012	35,000	38,373
	City of Green Bay, WI Series B
	4.25%, 4/1/2012	5,000	5,175
	Greenfield Central Community Building Corp, IN
	2.80%, 7/15/2008	100,000	97,936
	Hamilton Southeastern Consolidated School Building Corp, IN
	5.25%, 7/10/2012	5,000	5,440
	Idaho Health Facilities Authority, ID
	7.50%, 8/1/2015	5,000	6,445
	Intermountain Power Agency, UT
	5.25%, 7/1/2014	5,000	5,417
	Itawamba Community College District, MI
	5.00%, 2/1/2011	50,000	53,292
	Jackson & Williamson Counties Community High School District 165
	7.50%, 12/1/2009	250,000	285,228
	County of Jefferson, AL
	5.00%, 2/1/2033	5,000	5,277
	County of Jefferson, OH
	5.70%, 12/1/2013	30,000	33,978
	Karl King Housing Inc, IN
	7.25%, 11/15/2015	5,000	6,379
	County of King, WA Series B
	5.85%, 12/1/2013	25,000	26,605
	Kitsap County WA
	4.20%, 12/1/2007	150,000	152,291
	Laredo Community College District/TX
	4.75%, 8/1/2031	335,000	337,804
	Louisiana State UnRef Bal, LA
	5.25%, 10/15/2015	200,000	218,200
	Lower Colorado River Authority
	5.25%, 1/1/2015	25,000	27,698
	Madison Metropolitan School District, WI
	4.00%, 9/8/2006	100,000	100,397
	Commonwealth of Massachusetts Series D
	6.00%, 11/1/2013	25,000	28,695
	Michigan State Trunk Line, MI
	5.25%, 11/1/2014	10,000	11,062
	Midlothian, TX
	5.50%, 8/15/2013	175,000	194,329
	State of Mississippi
	4.25%, 8/1/2016	100,000	101,217
	Nebo School District, UT
	4.35%, 7/1/2007	5,000	5,077
	State of Nevada Water Pollution Control
	3.25%, 8/1/2010	250,000	246,318
	City of New Orleans, LA
	5.50%, 12/1/2011	5,000	5,443
	City of New York, NY Series G
	5.25%, 8/1/2007	45,000	46,243
	City of New York NY
	3.9%, 9/1/2016	100,000	97,540
	New York City Municipal Water Finance Authority
	2.375%, 6/15/2010	50,000	46,592
	New York City Transitional Finance Authority, NY
	5.50%, 5/1/2025	300,000	322,734
	North East Independent School District, TX
	5.25%, 8/1/2011	140,000	151,061
	North Little Rock Electric, AR
	6.50%, 7/1/2015	5,000	5,906
	Northern California Power Agency, CA
	7.00%, 7/1/2016	5,000	6,344
	Oakland Redevelopment Agency, CA
	5.50%, 2/1/2014	145,000	157,280
	Orlando Utilities Commission Water & Electric, FL
	6.00%, 10/1/2010	30,000	33,144
	Pearland, TX
	6.00%, 9/1/2011	135,000	150,876
	Pocono Mountain School District, PA
	5.00%, 11/15/2011	10,000	10,306
	St Clair Area School District, PA
	2.15%, 11/15/2008	235,000	224,319
	STE Genevieve County Reorganized School District No R-2, MO
	6.70%, 3/1/2011	5,000	5,713
	San Marcos, TX
	4.45%, 8/15/2021	140,000	140,097
	Southlake Waterworks & Sewer, TX
	4.00%, 2/15/2017	285,000	281,492
	Suffolk, VA
	2.50%, 8/1/2007	100,000	98,350
	Tampa Utilities, FL
	4.377%, 10/1/2018 *	5,000	2,889
	Texas Municipal Power Agency, TX
	3.713%, 9/1/2010 *	250,000	211,185
	Washenaw County, MI
	2.25%, 9/1/2008	10,000	9,551
	West Virginia Water Development Authority, WV
	2.50%, 10/1/2007	125,000	122,571
	Westborough Water Development Authority, MA
	4.25%, 11/15/2015	5,000	5,106
	State of Wisconsin, WI
	6.25%, 5/1/2012	235,000	267,841
	City of Yakima, WA Series B
	2.00%, 12/1/2006	200,000	196,948
	Total Municipal Bonds
	(Cost $6,387,142)		6,404,020

2.01%	Common Stocks

2.01%	Diversified Financial Services
	CharterMac	5,138	113,293
	Municipal Mortgage & Equity LLC	4,125	108,195
	Total Common Stocks
	(Cost $220,622)		221,488

35.99%	Exchange Traded Funds
	BlackRock Insured Municipal Income Trust	14,179	200,491
	BlackRock Municipal Target Term Trust	52,188	520,314
	BlackRock California Municipal Income Trust II	3,723	53,313
	BlackRock Florida Insured Municipal Income Trust	14,720	202,400
	BlackRock Florida Municipal 2020 Term Trust	3,179	43,457
	Dreyfus Strategic Municipals Inc	6,611	57,714
	Dreyfus Strategic Municipal Bond Fund Inc	13,048	110,125
	Eaton Vance Insured California Municipal Bond Fund	9,066	124,567
	Federated Premier Intermediate Municipal Income Fund	8,283	109,833
	Insured Municipal Income Fund	8,091	104,374
	Intermediate Municipal Fund Inc	25,781	225,326
	Investment Grade Municipal Income Fund Inc	11,089	149,147
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	10,688	137,341
	Municipal High Income Fund Inc	19,690	144,131
	MuniYield California Fund Inc	9,229	123,945
	Nuveen Premium Income Municipal Fund 2	5,238	73,856
	Nuveen Insured Tax-Free Advantage Municipal Fund	4,186	58,102
	Nuveen Insured Premium Income Fund 2	13,453	176,100
	Nuveen Florida Investment Quality Municipal Fund	5,673	83,507
	Nuveen Premier Municipal Income Fund Inc	16,143	222,612
	Pioneer Municipal High Income Trust	6,322	89,899
	Putnam High Yield Municipal Trust	12,466	86,265
	Putnam Investment Grade Municipal Trust	17,660	169,889
	Putnam Managed Municipal Income Trust	25,383	184,027
	Putnam Tax Free Health Care Fund	13,323	163,207
	Putnam New York Investment Grade Municipal Trust	2,970	35,373
	Putnam Municipal Opportunities Trust	18,940	222,545
	Van Kampen Pennsylvania Value Municipal Income Trust	6,102	84,696
	Total Exchange-Traded Funds
	(Cost $3,866,587)		3,956,554

12.77%	Short-Term Investments

12.77%	Money Market Fund
	Federated Tax-Free Obligations Fund
	2.50%, 2/1/2006
	(Cost $1,404,201)	1,404,201	1,404,201

109.03%	Total Investments
	(Cost $11,878,552)		$ 11,986,263

-9.03%	Liabilities in excess of other assets		(993,725)

100.00%	Total Net Assets		$ 10,992,538

* Variable rate security.

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 115,608
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(7,896)
Net unrealized appreciation			$ 107,711

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Principal	Value
100.27%	Common Stocks

2.01%	Aerospace/Defense
	Boeing Co.	280	$ 19,127
	Empresa Brasileira de Aeronautica SA	595	24,187
			43,314
0.96%	Agriculture
	Altria Group, Inc.	285	20,616

2.40%	Airlines
	British Airways PLC *	1,220	7,063
	Air France-KLM *	350	7,956
	AMR Corp. *	340	7,718
	Japan Airlines Corp.	3,000	8,370
	Airtran Holdings, Inc. *	450	7,623
	Southwest Airlines Co.	400	6,584
	US Airways Group, Inc. *	220	6,455
			51,769
0.23%	Apparel
	Nike, Inc.	60	4,857
0.89%	Auto Manufacturers
	Ford Motor Co.	1,050	9,009
	General Motors Corp.	420	10,105
			19,114
0.34%	Auto Parts & Equipment
	Dana Corp.	1,500	7,305
4.84%	Banks
	Bank of America Corp.	575	25,432
	Barclays PLC	225	9,614
	Capitol Bancorp Ltd.	290	12,876
	Fifth Third Bancorp	330	12,398
	First Bancorp Puerto Rico	615	7,860
	ICICI Bank Ltd.	235	7,384
	National City Corp.	325	11,109
	Popular, Inc.	365	7,413
	R-G Financial Corp.	790	10,262
			104,348
0.63%	Beverages
	Anheuser-Busch Cos, Inc.	325	13,468
0.95%	Biotechnology
	Amgen, Inc. *	280	20,409
0.54%	Building Materials
	Cemex SA de CV	175	11,547
1.20%	Chemicals
	Dow Chemical Co. (The)	440	18,612
	Lubrizol Corp.	160	7,318
			25,930
4.46%	Computers
	Dell, Inc. *	400	11,724
	EMC Corp. *	2,400	32,160
	International Business Machines Corp.	180	14,634
	McAfee, Inc.	400	9,276
	Lexmark International, Inc. *	220	10,685
	Research In Motion Ltd. *	260	17,550
			96,029
1.21%	Cosmetics/Personal Care
	Procter & Gamble Co.	440	26,061
5.66%	Diversified Financial Services
	Citigroup, Inc.	450	20,961
	Doral Financial Corp.	1,000	10,870
	First Marblehead Corp. (The)	535	17,323
	Franklin Resources, Inc.	120	11,820
	Goldman Sachs Group, Inc.	150	21,188
	JPMorgan Chase & Co.	275	10,931
	Morgan Stanley	285	17,513
	Thornburg Mortgage, Inc.	440	11,277
			121,883
0.24%	Entertainment
	International Speedway Corp.	110	5,198
0.28%	Food
	Sysco Corp.	200	6,136
3.77%	Healthcare Products & Services
	Boston Scientific Corp. *	690	15,090
	Johnson & Johnson	160	9,206
	Kindred Healthcare, Inc. *	320	7,328
	UnitedHealth Group, Inc.	475	28,225
	Quest Diagnostics, Inc.	225	11,122
	Zimmer Holdings, Inc. *	150	10,343
			81,314
1.29%	Home Builders
	Centex Corp.	130	9,281
	DR Horton, Inc.	270	10,076
	Toll Brothers, Inc. *	250	8,500
			27,857
0.50%	Home Furnishings
	Sony Corp.	220	10,758
2.64%	Insurance
	Allstate Corp. (The)	360	18,738
	American International Group, Inc.	340	22,256
	RenaissanceRe Holdings Ltd.	150	6,797
	UnumProvident Corp.	450	9,149
			56,940
1.50%	Internet
	Google, Inc. *	50	21,663
	Yahoo!, Inc. *	310	10,645
			32,308
0.29%	Iron/Steel
	Mittal Steel Co NV	170	6,154
1.04%	Leisure Time
	Carnival Corp.	220	11,387
	Royal Caribbean Cruises Ltd.	270	11,043
			22,430
1.13%	Lodging
	Four Seasons Hotels, Inc.	210	12,100
	Harrah's Entertainment, Inc.	75	5,520
	Marriott International, Inc.	100	6,664
			24,284
0.34%	Machinery-Diversified
	Cummins, Inc.	75	7,298
2.46%	Media
	Comcast Corp. *	500	13,910
	Dow Jones & Co, Inc.	160	6,082
	New York Times Co.	220	6,226
	Sirius Satellite Radio, Inc. *	1,100	6,237
	Time Warner, Inc.	750	13,148
	XM Satellite Radio Holdings, Inc. *	280	7,330
			52,933
1.25%	Mining
	MMC Norilsk Nickel	170	15,343
	Phelps Dodge Corp.	30	4,815
	USEC, Inc.	450	6,881
			27,039
3.50%	Miscellaneous Manufacturing
	General Electric Co.	1,390	45,523
	3M Co.	80	5,820
	Siemens AG	120	10,992
	Tyco International Ltd.	500	13,025
			75,360
4.43%	Oil & Gas
	Anadarko Petroleum Corp.	85	9,165
	Chesapeake Energy Corp.	325	11,388
	Chevron Corp.	80	4,750
	ConocoPhillips	300	19,410
	Devon Energy Corp.	125	8,526
	OAO Gazprom	100	8,700
	Occidental Petroleum Corp.	240	23,450
	PetroChina Co Ltd.	100	10,002
			95,391

0.46%	Oil & Gas Services
	Halliburton Co.	125	9,944
4.38%	Pharmaceuticals
	Abbott Laboratories	445	19,202
	Barr Pharmaceuticals, Inc. *	195	12,788
	GlaxoSmithKline PLC	200	10,248
	Mylan Laboratories, Inc.	640	12,608
	Novartis AG	200	11,032
	Teva Pharmaceutical Industries Ltd.	245	10,444
	Wyeth	390	18,037
			94,359
0.40%	Pipelines
	El Paso Corp.	640	8,614
0.35%	REITS
	Annaly Mortgage Management, Inc.	600	7,458
3.07%	Retail
	CVS Corp.	150	4,164
	Caribou Coffee Co, Inc. *	1,160	10,080
	Home Depot, Inc.	300	12,165
	Tiffany & Co.	230	8,671
	Wal-Mart Stores, Inc.	675	31,124
			66,204
2.04%	Semiconductors
	Intel Corp.	1,535	32,649
	Nvidia Corp. *	250	11,240
			43,889
1.45%	Software
	Electronic Arts, Inc. *	200	10,916
	Microsoft Corp.	720	20,268
			31,184
5.56%	Telecommunications
	American Tower Corp. *	300	9,282
	Avaya, Inc. *	900	9,495
	Cisco Systems, Inc. *	750	13,928
	Deutsche Telekom AG	550	8,718
	Motorola, Inc.	1,050	23,846
	Nokia OYJ	750	13,785
	Plantronics, Inc.	450	15,750
	Sprint Nextel Corp.	675	15,451
	Vodafone Group PLC	450	9,499
			119,754
1.11%	Transportation
	Overseas Shipholding Grp.	160	8,252
	Genco Shipping & Trading Ltd.	500	8,085
	United Parcel Service, Inc.	100	7,491
			23,828
30.47%	Exchange Traded Funds
	Adams Express Co.	1,607	20,939
	BlackRock Global Energy and Resources Trust	594	16,323
	BlackRock S&P Quality Rankings Global Equity Managed Trust	2,050	30,135
	BlackRock Strategic Dividend Achievers Trust	1,949	26,818
	Boulder Growth & Income Fund, Inc.	3,650	26,463
	Boulder Total Return Fund, Inc.	1,480	25,560
	Calamos Strategic Total Return Fund	507	7,118
	Capital and Income Strategies Fund, Inc.	1,010	17,998
	Central Europe and Russia Fund, Inc.(The)	442	20,509
	Cohen & Steers Dividend Majors Fund, Inc.	1,400	25,256
	Cohen & Steers REIT and Utility Income Fund, Inc.	5	94
	Cohen & Steers Select Utility Fund, Inc.	600	12,360
	Defined Strategy Fund, Inc.	1,100	17,798
	Dreman/Claymore Dividend & Income Fund	1,030	19,652
	DWS Global Commodities Stock Fund, Inc.	590	9,835
	First Trust Value Line 100 Fund	43	705
	First Trust Value Line Dividend Fund	786	11,232
	First Trust/Value Line & Ibbotson Equity Allocation Fund	67	1,445
	Gabelli Dividend & Income Trust	1,360	25,092
	Gabelli Global Utility & Income Trust	600	11,262
	General American Investors Co, Inc.	464	16,876
	iShares MSCI Emerging Markets Index Fund	340	34,265
	iShares MSCI Germany Index Fund	900	19,791
	iShares MSCI Japan Index Fund	2,200	30,844
	iShares MSCI Taiwan Index Fund	1,490	20,085
	iShares Nasdaq Biotechnology Index Fund *	375	30,116
	iShares S&P Europe 350 Index Fund	170	14,537
	iShares S&P Global Energy Sector Index Fund	220	23,360
	Japan Equity Fund, Inc. *	1,150	10,454
	Japan Smaller Capitalization Fund, Inc. *	650	10,602
	John Hancock Patriot Select Dividend Trust	1,400	17,500
	John Hancock Tax-Advantaged Dividend Income Fund	1,000	17,460
	Liberty All Star Equity	1,900	16,397
	Liberty All Star Growth Fund, Inc.	5,975	34,894
	Tri-Continental Corp.	830	16,359
	Zweig Fund, Inc.	3,100	16,461
			656,595
	Total Common Stocks
	(Cost $2,122,601)		2,159,879

1.99%	Short-Term Investments

1.99%	Money Market Fund
	BNY Hamilton Fund
	3.97%, 02/01/2006 (Cost $42,902)	42,902	42,902

102.26%	Total Investments
	(Cost $2,165,503)		$ 2,202,781

-2.26%	Liabilities in excess of other assets		(48,051)

100.00%	Total Net Assets		$ 2,154,730

* Non-income producing securities.

Description

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 62,042
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(24,764)
Net unrealized appreciation			$ 37,278

APPENDIX A:

SECURITY VALUATION:  The market value of portfolio securities is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makes, or pricing services. Debt securities held by the Funds are valued based on information furnished by independent pricing services or market quotations.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).  ETFs, exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.   Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.  In unusual circumstances, the Board of Trustees, generally based upon recommendations provided by the Advisor, may value securities at fair value instead of valuing securities in the usual manner. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close.

As a general principle, the "fair value" of a security is the amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Fair Value Committee shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security.  As of January 31, 2006, the Funds did not hold any securities for which market quotations were not readily available.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) YieldQuest Funds Trust

By (Signature and Title)

       /s/Jay K. Chitnis, President

Date      3/31/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Jay K. Chitnis, President

Date      3/31/06

By (Signature and Title)

       /s/David Summers, Treasurer

Date      3/31/06